Shareholder Report, Average Annual Return (Details) 190294_Aptus International Enhanced Yield ETF_TF_TSR Annual {TF}	12 Months Ended	57 Months Ended
	Apr. 30, 2026	Apr. 30, 2026
Aptus International Enhanced Yield ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Aptus International Enhanced Yield ETF NAV
Average Annual Return, Percent	33.70%	5.70%
MSCI AC WORLD INDEX ex USA Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI AC WORLD INDEX ex USA Net (USD)
Average Annual Return, Percent	32.20%	8.53%